American Century Quantitative Equity Funds, Inc.

Statement of Additional Information
Supplement

Disciplined Growth Fund ■ Disciplined Growth 130/30 Fund
Equity Growth Fund ■ Equity Growth 130/30 Fund
Equity Market Neutral Fund ■ Global Gold Fund
Income & Growth Fund ■ International Core Equity Fund
NT Equity Growth Fund ■ NT Small Company Fund
Small Company Fund ■ Strategic Inflation Opportunities Fund
Utilities Fund

Supplement dated December 11, 2010 ¡ Statement of Additional Information dated November 1, 2010

The following replaces the Accounts Managed section on page 55.

Accounts Managed

The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed (As of June 30, 2010)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts,including incubation strategies and corporate money)
Bob Gahagan	Number of Accounts	19	2	1
	Assets	$17.7 billion(1)	$177.3 million	$466.0 million
Brian L. Garbe(2)	Number of Accounts	6	0	1
	Assets	$2.7 billion(3)	N/A	$1.8 million
Brian Howell	Number of Accounts	18	2	2
	Assets	$16.1 billion(1)	$177.3 million	$943.9 million
Armando Lacayo(4)	Number of Accounts	1	0	0
	Assets	$5.6 million(5)	N/A	N/A
John Lovito	Number of Accounts	2	0	0
	Assets	$1.5 billion(1)	N/A	N/A
William Martin(4)	Number of Accounts	9	1	2
	Assets	$4.4 billion(6)	$32.1 million	$3.2 million
Claudia Musat(2)	Number of Accounts	8	1	2
	Assets	$5.4 billion(7)	$33.4 million	$4.0 million
Lynette Pang(2)	Number of Accounts	4	0	1
	Assets	$1.8 billion(8)	N/A	$1.6 million
Tal Sansani	Number of Accounts	2	0	0
	Assets	$390.4 million(9)	N/A	N/A
Federico Garcia Zamora	Number of Accounts	2	0	0
	Assets	$1.5 billion(1)	N/A	N/A
Elizabeth Xie(4)	Number of Accounts	1	0	0
	Assets	$5.6 million (5)	N/A	N/A

1	Includes $7.9 million in Strategic Inflation Opportunities.

2
This individual became a portfolio manager for additional accounts on December 10, 2010. Information is provided as of December 6, 2010, and is presented as if he or she was a portfolio manager for such accounts on that date.

3	Includes $103.5 million in Equity Market Neutral, $1.6 billion in Income & Growth, $104.4 million in NT Small Company and $288.8 million in Small Company.

4
This individual became a portfolio manager for additional accounts on August 9, 2010. Information is provided as of August 4, 2010, and is presented as if he or she was a portfolio manager for such accounts on that date.

5	Includes $5.6 million in International Core Equity.

6
Includes $16.0 million in Disciplined Growth, $1.8 billion in Equity Growth, $1.1 billion in Global Gold, $319.4 million in NT Equity Growth, $7.9 million in Strategic Inflation Opportunities and $246.7 million in Utilities.

7	Includes $103.5 million in Equity Market Neutral, $2.1 billion in Equity Growth, $430.3 million in NT Equity Growth, and $1.6 billion in Income & Growth.

8	Includes $21.1 million in Disciplined Growth, $1.4 billion in Global Gold, and $255.9 million in Utilities.

9	Includes $76.4 million in NT Small Company and $314.0 million in Small Company.

The following replaces the Ownership of Securities section on pages 58-59.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund’s portfolio managers as of June 30, 2010, the fund’s most recent fiscal year end. Because Disciplined Growth 130/30 and Equity Growth 130/30 were not in operation as of June 30, 2010, they are not included in the table below.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Disciplined Growth
William Martin	A
Lynette Pang	C
Equity Growth
William Martin	D
Claudia E. Musat	A
Equity Market Neutral
Brian Garbe(1)	A
Claudia E. Musat	C
Global Gold
William Martin	D
Lynette Pang(1)	C
Income & Growth
Brian Garbe(1)	A
Claudia Musat(1)	A
International Core Equity
Armando Lacayo(2)	A
Elizabeth Xie(2)	C
NT Equity Growth
William Martin(3)	A
Claudia E. Musat(3)	A
NT Small Company
Brian L. Garbe(3)	A
Tal Sansani(3)	A
Small Company
Brian L. Garbe	A
Tal Sansani	A

Strategic Inflation Opportunities
Bob Gahagan	A
William Martin	A
Brian Howell	A
John Lovito	A
Federico Garcia Zamora	A
Utilities
William Martin(2)	A
Lynette Pang(1)	A

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

1	Information is provided as of December 6, 2010.

2	Information is provided as of August 4, 2010.

3	The portfolio managers cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

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